SHARE CAPITAL - Summary of Issued and Fully Paid Ordinary Shares (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SHARES
Beginning balance (in shares)	37,222,549	36,431,633
Issue of restricted ordinary share awards (in shares)	56,995	33,194
Issue of ordinary shares in exchange of share options exercised (in shares)	158,247	3,879
Issue of ordinary shares in exchange of warrants exercised (in shares)	33,782
Issue of ordinary shares as payment of consideration for Bonus Finder acquisition (in shares)		1,005,929
Treasury shares acquired (in shares)	(1,163,260)	(77,683)
Ending balance (in shares)	36,308,313	37,396,952
USD
Share capital	$ 0	$ 0	$ 0	$ 0